Property, equipment and leasehold improvement, net (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 623	¥ 514